Unearned Revenue, Current and Non-current (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 7,984	$ 8,096
Charter revenue resulting from varying charter rates	35,415	34,287
Total deferred revenue	43,399	42,383
Less current portion	(14,387)	(12,929)
Non-current portion	$ 29,012	$ 29,454